AMG River Road International Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Long Positions - 98.2%
Common Stocks - 91.9%
Communication Services - 27.8%
Comcast Corp., Class A	3,878	$228,143
Facebook, Inc., Class A*	1,008	359,150
Liberty Broadband Corp., Class C*	2,913	517,028
Liberty Media Corp.-Liberty Braves, Class C*	9,855	260,665
Liberty Media Corp.-Liberty SiriusXM, Class C*,1	7,466	344,929
Madison Square Garden Entertainment Corp.*	2,887	201,974
Madison Square Garden Sports Corp.*	1,277	207,819
News Corp., Class A	5,420	133,495
Quebecor, Inc., Class B (Canada)	5,866	153,468
T-Mobile US, Inc.*,1	2,642	380,501

Total Communication Services		2,787,172
Consumer Discretionary - 9.6%
Dollar General Corp.	1,536	357,335
Dollar Tree, Inc.*,1	1,426	142,301
LKQ Corp.*	2,115	107,336
NVR, Inc.*	67	349,914

Total Consumer Discretionary		956,886
Consumer Staples - 6.1%
Albertsons Cos., Inc., Class A	12,161	262,677
Fomento Economico Mexicano SAB de CV, Sponsored ADR (Mexico)	2,772	242,190
Molson Coors Beverage Co., Class B*	2,217	108,389

Total Consumer Staples		613,256
Energy - 3.0%
Marathon Petroleum Corp.	2,113	116,680
Texas Pacific Land Corp.	126	188,061

Total Energy		304,741
Financials - 19.7%
Ares Management Corp., Class A	3,896	278,992
Axis Capital Holdings, Ltd. (Bermuda)	3,034	154,340
Berkshire Hathaway, Inc., Class B*,1	1,040	289,422
Cannae Holdings, Inc.*	7,643	254,130
CNA Financial Corp.	4,020	176,920
Fidelity National Financial, Inc.	2,724	121,518
Intercontinental Exchange, Inc.	2,389	286,274
KKR & Co., Inc.	4,674	298,014
U.S. Bancorp	1,954	108,525

Total Financials		1,968,135
Health Care - 10.3%
Bristol-Myers Squibb Co.	4,154	281,932
	Shares	Value

Centene Corp.*,1	3,129	$214,681
CVS Health Corp.	1,176	96,855
McKesson Corp.	855	174,275
Premier, Inc., Class A	7,525	268,191

Total Health Care		1,035,934
Industrials - 7.0%
API Group Corp.*,2	12,475	285,927
CACI International, Inc., Class A*,1	923	246,404
CoreCivic, Inc., REIT *	16,207	166,608

Total Industrials		698,939
Information Technology - 2.0%
Fiserv, Inc.*,1	1,759	202,478
Materials - 1.7%
Sandstorm Gold, Ltd. (Canada)*	22,051	173,321
Utilities - 4.7%
American Electric Power Co., Inc.	2,717	239,422
Atmos Energy Corp.	2,331	229,813

Total Utilities		469,235

Total Common Stocks (Cost $7,198,291)		9,210,097
Short-Term Investments - 6.3%
Other Investment Companies - 6.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	208,624	208,624
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	208,625	208,625
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	214,946	214,946

Total Short-Term Investments (Cost $632,195)		632,195
Total Investments - 98.2% (Cost $7,830,486)		9,842,292
Short Sales - (22.6%)[4]
Common Stocks - (22.6%)
Communication Services - (1.7%)
AT&T, Inc.	(5,998)	(168,244)
Consumer Discretionary - (3.4%)
Best Buy Co., Inc.	(1,581)	(177,625)
Hyatt Hotels Corp., Class A *	(774)	(61,820)
Leggett & Platt, Inc.	(2,000)	(96,060)

Total Consumer Discretionary		(335,505)
Consumer Staples - (6.1%)
The Clorox Co.	(243)	(43,956)
Conagra Brands, Inc.	(4,995)	(167,282)

AMG River Road International Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Consumer Staples - (6.1%) (continued)
Energizer Holdings, Inc.	(2,524)	$(108,153)
Kellogg Co.	(1,985)	(125,770)
Lancaster Colony Corp.	(334)	(66,089)
McCormick & Co., Inc.	(1,204)	(101,341)

Total Consumer Staples		(612,591)
Energy - (0.5%)
Halliburton Co.	(2,587)	(53,499)
Financials - (1.3%)
Dime Community Bancshares, Inc.	(1,994)	(65,842)
Factset Research Systems, Inc.	(180)	(64,310)

Total Financials		(130,152)
Industrials - (7.8%)
ACCO Brands Corp.	(6,625)	(59,227)
Caterpillar, Inc.	(899)	(185,868)
Ennis, Inc.	(5,667)	(112,037)
	Shares	Value

Heartland Express, Inc.	(4,453)	$(75,835)
HNI Corp.	(2,500)	(93,250)
Regal Beloit Corp.	(426)	(62,720)
Union Pacific Corp.	(579)	(126,662)
Werner Enterprises, Inc.	(1,353)	(61,846)

Total Industrials		(777,445)
Information Technology - (0.9%)
Canon, Inc., Sponsored ADR (Japan)	(2,297)	(53,015)
Stratasys, Ltd. *	(2,086)	(41,177)

Total Information Technology		(94,192)
Real Estate - (0.9%)
Omega Healthcare Investors, Inc., REIT	(2,547)	(92,405)

Total Common Stocks (Proceeds $(2,235,855))		(2,264,033)
Other Assets, less Liabilities - 24.4%		2,439,563
Net Assets - 100.0%		$10,017,822

*	Non-income producing security.
[1]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of July 31, 2021, value of securities held in the segregated account was $683,154.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $285,927 or 2.9% of net assets.
[3]	Yield shown represents the July 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[4]	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are outstanding in short position.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2	Level 3	Value
Investments in Securities
Assets
Common Stocks†	$9,210,097	—	—	$9,210,097
Short-Term Investments
Other Investment Companies	632,195	—	—	632,195
Total Assets	9,842,292	—	—	9,842,292
Liabilities
Common Stocks†	(2,264,033)	—	—	(2,264,033)
Net Investments in Securities	$7,578,259	—	—	$7,578,259

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.